Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Pension Obligations

(€’000)	As at 31 December,
	2018	2017
Pension obligations	131	204

Total	131	204

Summary of Defined Benefit Amounts Recognized in Balance Sheet

The amounts recognised in the balance sheet are determined as follows:

	As at 31 December,
(€’000)	2018	2017
Present value of funded obligations	1,838	1,705
Fair value of plan assets	(1,706)	(1,500)

Deficit of funded plans	131	204
Total deficit of defined benefit pension plans	131	204
Liability in the balance sheet	131	204

Summary of Change in Defined Benefit Liability

The movement in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
As at 1 January 2017	1,509	1,305	204
Current service cost	201	—	201
Interest expense/(income)	32	26	6

	1,742	1,331	411

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	5	(5)
- Actuarial (Gain)/loss due to change in actuarial assumptions	—	—	—
- Actuarial (Gain)/Loss due to experience	5	—	5

	5	5	—

Employer contributions:		206	(206)
Benefits Paid	(30)	(30)	(1)

At 31 December 2017	1,704	1,499	204

As at 1 January 2018	1,704	1,499	204

Current service cost	190		190
Interest expense/(income)	36	31	5

	1,929	1,530	399

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)		9	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)		(58)
- Actuarial (Gain)/Loss due to experience	(3)		(3)

	(61)	9.	(70)

Employer contributions:		198	(198)
Benefits Paid	(31)	(31)	—

At 31 December 2018	1,838	1,707	131

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits

The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2018	2017
Current service cost	190	201
Interest expense on DBO	36	32
Expected return on plan assets	(30)	(26)

Net periodic pension cost	195	207

Summary of Remeasurements Included in Other Comprehensive Loss

The re-measurements included in other comprehensive loss amount to:

(€’000)	2018	2017
Effect of changes in actuarial assumptions	(58)	—
Effect of experience adjustments	(3)	5
(Gain)/Loss on assets for the year	(9)	(5)

Remeasurement of post-employment benefit obligations	(70)	—